CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 33,751	$ 27,248	$ 3,977
Change in unrealized gains (losses) on marketable securities available-for-sale, net of tax:
Gain (loss) on marketable securities recognized in other comprehensive income, net of tax	(1,395)	453	32
Other comprehensive income (loss) related to unrealized gains (losses) on marketable securities available-for-sale	(1,395)	453	32
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Gain on derivative instruments recognized in other comprehensive income,	1,538	3,445	535
Loss on derivative instruments (effective portion) recognized in income	(2,138)	(2,126)	(291)
Other comprehensive income (loss), related to unrealized gains (losses) on cash flow hedges, net of tax	(600)	1,319	244
Other comprehensive income (loss), net of tax	(1,995)	1,772	276
Total comprehensive income	$ 31,756	$ 29,020	$ 4,253